As filed with the Securities and Exchange Commission on May 19, 2006


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ___

                     [ ] Post-Effective Amendment No. ___

                       (Check appropriate box or boxes)

                              FRANKLIN MONEY FUND
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                  Registrant's Area Code and Telephone Number

                ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                     Code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
        --------------------------------------------------------------
 (Name and Address of Agent for Service of Process) (Number and Street) (City)
                              (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $0.10 per share, of Franklin Money Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on June 19, 2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

The Money Market Portfolios (the Master Fund) has executed this registration statement.





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                     FRANKLIN FEDERAL MONEY FUND

                  IMPORTANT SHAREHOLDER INFORMATION

    These materials are for a Special Meeting of Shareholders scheduled for August 15, 2006 at 2:00 p.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain your Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign and return the proxy card, we will vote it in accordance with the board of directors' recommendation on page [__] of the Prospectus/Proxy Statement.

    WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND
RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXY CARDS PROMPTLY, THE FUND MAY BE
ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

    WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800-DIAL BEN(R) (1-800-342-5236).


                    TELEPHONE AND INTERNET VOTING

  FOR YOUR CONVENIENCE, YOU MAY BE ABLE TO VOTE BY TELEPHONE OR
  THROUGH THE INTERNET, 24 HOURS A DAY. IF YOUR ACCOUNT IS ELIGIBLE, SEPARATE INSTRUCTIONS ARE ENCLOSED.



[GRAPHIC OMITTED][GRAPHIC OMITTED]


                     FRANKLIN FEDERAL MONEY FUND

                        ONE FRANKLIN PARKWAY
                  SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

    Enclosed is a Notice of Special Meeting of Shareholders (the "Meeting") of Franklin Federal Money Fund (the "Federal Fund"). The Meeting is scheduled for August 15, 2006, at 2:00 p.m., Pacific Time, at One Franklin Parkway, San Mateo, California 94403-1906. The accompanying materials describe an important proposal that may affect the future of the Federal Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

             PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                   RETURN THE ENCLOSED PROXY CARD

    This Meeting is very important. The board of directors of your Fund has approved a proposed reorganization of the Federal Fund whereby you would ultimately become a shareholder of Franklin Money Fund (the "Money Fund"), rather than the Federal Fund. The Federal Fund and the Money Fund are feeder funds in master fund/feeder fund structures whereby each feeder fund purchases solely shares of its respective master fund. The proposed reorganization also involves the respective master funds of the Federal Fund and the Money Fund, whereby the Federal Fund's master fund will be combined with the Money Fund's master fund. In connection with the proposed reorganization, you are being asked to approve an Agreement of Merger (the "Agreement") for the Federal Fund, which would result in your shares in the Federal Fund being converted into an equivalent number of shares of the Money Fund. Your approval of the Agreement will also be considered approval of the entire reorganization of which approval of the merger of the Federal Fund with and into the Money Fund is one part. The directors of your Fund unanimously recommend that you consider and approve the Agreement. If the shareholders of the Federal Fund approve the proposal, your shares of the Federal Fund will be converted into shares of the Money Fund equal in net asset value to your investment in the Federal Fund. You will no longer be a shareholder of the Federal Fund, and you will instead be a shareholder of the Money Fund. The Federal Fund will no longer exist after the reorganization is completed.

      It is anticipated that the reorganization will not be tax-free, but, rather, will be taxable to Federal Fund shareholders, as further described in the Prospectus/Proxy Statement. However, because the Federal Fund and the Money Fund are money market funds and strive to maintain a constant net asset value, it is anticipated that the reorganization will result in no material adverse federal income tax consequences to shareholders.

    The board of directors of the Federal Fund recommends the reorganization, including approval of the Agreement, because shareholders of the Federal Fund could potentially benefit from the growth in assets realized by combining the Federal Fund and the Money Fund. The combined assets of the Federal Fund and the Money Fund should result in an enhanced ability to effect portfolio transactions on more favorable terms and provide greater investment flexibility. In addition, the increased assets of the combined
Funds are expected to benefit the shareholders of the Federal Fund through economies of scale that will result in the Federal Fund's shareholders immediately receiving the benefit of lower annual expense ratios. Additionally, the Money Fund has had historically better absolute performance of its shares, as measured by the past one-, three-, five- and ten-year periods ended December 31, 2005.
The Money Fund also does not limit its investments to obligations issued or guaranteed by the U.S. government. Franklin Advisers, Inc. manages the assets of the respective master funds in which each Fund is invested, and, consequently, indirectly manages the assets of both the Federal Fund and the Money Fund. The Money Fund's investment goal and investment policies are similar to those of the Federal Fund.

    Please take the time to review this document and vote now. THE DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS
PROPOSAL.

    o To ensure that your vote is counted, please mark your vote on the enclosed proxy card.

    o  Sign and return your card promptly.

    o You may also vote by telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

    o If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

Sincerely,



Charles B. Johnson
CHAIRMAN
FRANKLIN FEDERAL MONEY FUND


[GRAPHIC OMITTED][GRAPHIC OMITTED]


                     FRANKLIN FEDERAL MONEY FUND

                        ONE FRANKLIN PARKWAY
                  SAN MATEO, CALIFORNIA 94403-1906

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                    TO BE HELD ON AUGUST 15, 2006

To the Shareholders of Franklin Federal Money Fund:

    NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders
(the "Meeting") of Franklin Federal Money Fund (the "Federal
Fund"), will be held at One Franklin Parkway, San Mateo, California 94403-1906, on August 15, 2006 at 2:00 p.m., Pacific Time. The
Meeting is being called for the following purposes:

    1. To approve an Agreement of Merger (the "Agreement") between the Federal Fund and Franklin Money Fund (the "Money Fund") that provides for the merger of the Federal Fund with and into the Money Fund.

    2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

    The Prospectus/Proxy Statement more completely describes the merger as part of the proposed reorganization of the Federal Fund, including its underlying master fund, with and into the Money Fund and its underlying master fund. A copy of the Agreement is attached as Exhibit A to the Prospectus/Proxy Statement. Shareholders of record of the Federal Fund as of the close of business on June 16, 2006 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                              By Order of the Board
                                                of Directors,


                                              KAREN L. SKIDMORE,
                                              SECRETARY

San Mateo, California
June [__], 2006

 YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF DIRECTORS OF THE FEDERAL FUND URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IF YOUR ACCOUNT IS ELIGIBLE, YOU MAY ALSO BE ABLE TO VOTE ON THE INTERNET OR BY TELEPHONE BY FOLLOWING THE SEPARATE INSTRUCTIONS ENCLOSED WITH THIS PROSPECTUS/PROXY STATEMENT (ONLY ELIGIBLE ACCOUNTS RECEIVE THE SEPARATE INSTRUCTIONS). IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE FEDERAL FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.



                     PROSPECTUS/PROXY STATEMENT

    When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section or elsewhere defined in this Prospectus/Proxy Statement.

                          TABLE OF CONTENTS


                                                               PAGE
                                                               -----


COVER PAGE                                                    Cover


SUMMARY

    What proposal will be voted on?

    How will the shareholder voting be handled?


COMPARISONS OF SOME IMPORTANT FEATURES

    How do the investment goals, principal strategies and policies of the Funds compare?

    What are the principal risks of an investment in the Funds?

    Who manages the Funds?

    What are the fees and expenses of each Fund and what might they be after the Reorganization?

    How do the performance records of the Funds compare?

    Where can I find more financial and performance information about the Funds?

    What are other key features of the Funds?


REASONS FOR THE REORGANIZATION


INFORMATION ABOUT THE REORGANIZATION

    How will the Reorganization be carried out?

    Who will pay the expenses of the Reorganization?

    What are the tax consequences of the Reorganization?

    What should I know about Money Fund shares?

    What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?


COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

    Are there any significant differences between the investment goals, strategies and policies of the Funds?

    How do the fundamental investment restrictions of the Funds differ?

    What are the principal risk factors associated with investments in the Funds?


FURTHER INFORMATION ABOUT THE FUNDS


VOTING INFORMATION

    How many votes are necessary to approve the Agreement?

    How do I ensure my vote is accurately recorded?

    What if my shares are held by my broker or nominee?

    Can I revoke my proxy?

    What other matters will be voted upon at the Meeting?

    Who is entitled to vote?

    What other solicitations will be made?

    Are there dissenters' rights?




PRINCIPAL HOLDERS OF SHARES


ADJOURNMENT


GLOSSARY--USEFUL TERMS AND DEFINITIONS


EXHIBITS TO PROSPECTUS/PROXY STATEMENT

  Exhibit A--Form of Agreement of Merger between Franklin Federal
  Money Fund and Franklin Money Fund (attached)

  Exhibit B--Prospectus of Franklin Money Fund, dated November 1,
  2005, as supplemented to date (enclosed)



[GRAPHIC OMITTED][GRAPHIC OMITTED]


                     PROSPECTUS/PROXY STATEMENT
                        DATED JUNE [19], 2006


                             MERGER OF:

                     FRANKLIN FEDERAL MONEY FUND

                        ONE FRANKLIN PARKWAY
                  SAN MATEO, CALIFORNIA 94403-1906
                           (650) 312-2000

                            WITH AND INTO

                         FRANKLIN MONEY FUND

                        ONE FRANKLIN PARKWAY
                  SAN MATEO, CALIFORNIA 94403-1906
                           (650) 312-2000

    This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin Federal Money Fund (the "Federal Fund"). The board of directors of your Fund has approved a proposed reorganization of the Federal Fund whereby you would become a shareholder of Franklin Money Fund ("the Money Fund"), rather than the Federal Fund. The Federal Fund and the Money Fund (collectively, the "Funds") are feeder funds in master fund/feeder fund structures whereby each feeder fund purchases solely shares of its respective master fund. The proposed reorganization also involves the respective master funds of the Federal Fund and the Money Fund. In connection with the proposed reorganization, you are being asked to approve an Agreement of Merger (the "Agreement") for the Federal Fund, which would result in your shares being converted into an equivalent number of shares of the Money Fund.

    As a result of shareholder approval of the Agreement in connection with the reorganization transaction approved by the board of directors of the Federal Fund (the "Federal Fund Board"), all of the shares of the Federal Fund will be converted into shares of the Money Fund. The U.S. Government Securities Money Market Portfolio, a series of The Money Market Portfolios ("USG Portfolio"), is the master fund for the Federal Fund. The Money Market Portfolio, a series of The Money Market Portfolios ("Money Portfolio"), is the master fund for the Money Fund. Franklin Advisers, Inc. ("Advisers") manages both USG Portfolio and Money Portfolio (together, the "Portfolios"), and, consequently, indirectly manages the assets of both the Federal Fund and the Money Fund.

    The Meeting will be held at the Federal Fund's offices, One Franklin Parkway, San Mateo, California 94403-1906 on August 15, 2006 at 2 p.m., Pacific Time. The Federal Fund Board is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about June [___], 2006.

    If Federal Fund shareholders vote to approve the Agreement, you will become the holder of Money Fund shares of an equivalent number and net asset value ("NAV") to your investment (at NAV) in the Federal Fund. Because both Funds strive to maintain a stable net asset value of $1.00 per share, Federal Fund shareholders should receive the same number of Money Fund shares as they hold of Federal Fund shares immediately prior to the merger. No sales charges or redemption fees will be imposed upon Money Fund shares you receive in connection with this transaction.

    The investment goals of the Federal Fund and the Money Fund are the same. Both Funds seek to obtain as high a level of current income as is consistent with capital preservation and liquidity. Both Funds also try to maintain a stable $1 share price, and are considered "money market funds." The Federal Fund Board believes that exchanging Federal Fund shares for Money Fund shares will offer the Federal Fund's shareholders potentially lower expenses and other benefits.

    This Prospectus/Proxy Statement gives the information about the proposed transaction and the Money Fund that you should know before voting on the Agreement and becoming a shareholder of the Money Fund. You should retain it for future reference. Additional information about the Money Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (the "SEC") and can be found in the following documents:

   o The Prospectus of the Money Fund, dated November 1, 2005, as amended to date, is enclosed with and considered a part of this Prospectus/Proxy Statement (the "Money Fund Prospectus").
   o A Statement of Additional Information ("SAI") dated June [19], 2006 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

    You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Money Fund Prospectus, the Annual Report to Shareholders of the Money Fund for the fiscal year ended June 30, 2005 or the Semi-Annual Report to Shareholders for the
Money Fund for the period ended December 31, 2005 by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to the Money Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. ALTHOUGH EACH FUND TRIES TO MAINTAIN A $1 SHARE PRICE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FEDERAL FUND OR THE MONEY FUND.

                         [END OF FIRST PAGE]

                               SUMMARY

    This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Agreement (attached as Exhibit A) and the Money Fund Prospectus (enclosed as Exhibit B).

  WHAT PROPOSAL WILL BE VOTED ON?

    At meetings held on February 28, 2006 and May 10, 2006, the Federal Fund Board considered a proposal to reorganize the Federal Fund by merging it with and into the Money Fund, approved the Agreement and voted to recommend that shareholders of the Federal Fund vote to approve the Agreement. The proposed reorganization involves both the Funds and the Portfolios and provides for the merger, under California law, of the Federal Fund with and into the Money Fund and the concurrent reorganization of USG Portfolio (of which the Federal Fund is the sole feeder fund) with and into Money Portfolio. Currently, the reorganization of USG Portfolio with and into Money Portfolio is expected to consist of (i) the Money Fund, using the shares of USG Portfolio acquired as a result of the merger of Federal Fund with and into the Money Fund, to purchase additional shares of its master fund, Money Portfolio; and (ii) the immediate in-kind liquidation of USG Portfolio so that Money Portfolio, which holds shares of USG Portfolio directly before the liquidation, ultimately will receive all of USG Portfolio's portfolio securities. The merger of the Funds and the proposed reorganization of the Portfolios are referred to in this Prospectus/Proxy Statement as the "Reorganization."

    Shareholder approval of the Agreement will be considered indirect shareholder approval of the Reorganization. If shareholders of the Federal Fund vote to approve the Agreement, it will result in the conversion of all of the Federal Fund's shares into Money Fund shares of equivalent number and aggregate NAV. Because both Funds strive to maintain a stable net asset value of $1.00 per share, Federal Fund shareholders should continue to hold the same number of Money Fund shares as they hold of Federal Fund shares immediately prior to the merger. Shareholders of the Federal Fund will receive any dividends declared and paid by the Federal Fund on the date that the merger is effective. No sales charges or redemption fees will be imposed upon Money Fund shares you receive in connection with the merger. As a result of the merger, you will cease to be a shareholder of the Federal Fund and will become a shareholder of the Money Fund. The exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing date of the Reorganization is currently expected to occur on or about August [31], 2006.

    Advisers indirectly manages the assets of both Funds and will continue to be the investment manager for Money Portfolio upon completion of the Reorganization. The investment goals and policies of the Federal Fund and the Money Fund are substantially similar. For the reasons set forth in the "Reasons for the Reorganization" section of this Prospectus/Proxy Statement, the Federal Fund Board has determined that the Reorganization is in the best interests of the Federal Fund and its shareholders. The Federal Fund Board and the board of directors of the Money Fund also concluded that no dilution in value would result to the shareholders of the Federal Fund or the Money Fund, respectively, as a result of the Reorganization.

    WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

     It is anticipated that the Reorganization will not be tax-free, but, rather, will be taxable to Federal Fund shareholders, as further described below. Because the Funds are money market funds and strive to maintain a constant net asset value, it is anticipated that the Reorganization will result in no material adverse federal income tax consequences to shareholders. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section "Information about the Reorganization--WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?"

   HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders of the Federal Fund who own shares at the close of business on June 16, 2006 (the "Record Date") will be entitled to notice of and vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Agreement requires the affirmative vote of a majority of the outstanding shares of the Federal Fund. The Altman Group has been retained by the Federal Fund to solicit shareholder votes.

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing and returning the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

               COMPARISONS OF SOME IMPORTANT FEATURES

  HOW DO THE INVESTMENT GOALS, PRINCIPAL STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

      The investment goals and policies of the Funds are substantially similar. The Federal Fund's investment goal is to obtain as high a level of current income as is consistent with capital preservation and liquidity. The Money Fund's investment goal is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. Each Fund also tries to maintain a stable $1 share price. As described more fully in the section "Comparison of Investment Goals, Strategies and Policies" below, the investment goals of each Fund are fundamental, which means that they cannot be changed without the approval of shareholders.

      The Federal Fund and the Money Fund are feeder funds in a master fund/feeder fund structure. Both the Federal Fund and the Money Fund seek to achieve their investment goal by investing all of their assets in shares of USG Portfolio and Money Portfolio, respectively. USG Portfolio and Money Portfolio have the same investment goal and policies as the Federal Fund and the Money Fund, respectively. The Federal Fund and the Money Fund invest in securities indirectly because of their investment in USG Portfolio and Money Portfolio, respectively. Accordingly, information about the securities in which the Federal Fund and the Money Fund invest describes the investments of USG Portfolio and Money Portfolio.

      Under normal market conditions, the Federal Fund invests, through USG Portfolio, only in marketable obligations that are issued or guaranteed by the U.S. government or that carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities (which are separate income and principal components of a debt security). The Federal Fund's present policy is to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities.

      Under normal market conditions, the Money Fund invests, through Money Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Money Fund's investments include bank obligations and instruments secured by bank obligations, such as fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances; commercial paper; repurchase agreements; and U.S. government securities.

    Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities, through the respective Portfolios, with remaining maturities of 397 days or less, and that the manager determines present minimal credit risks and that are rated in the top two short-term ratings by independent rating services ("Rating Agencies"), such as Standard and Poor's Rating Group ("S&P") and Moody's Investors Service ("Moody's") or securities that are unrated and deemed to be of similar quality.

    For more information about the investment goals, strategies and policies of the Federal Fund and the Money Fund, please see the section "Comparison of Investment Goals, Strategies and Policies" below.

  WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN THE FUNDS?

    Investments in the Federal Fund and the Money Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

    The risks associated with an investment in the Federal Fund are similar to those for the Money Fund because of the similarities in their investment goals and strategies. These risks include those associated with investing in short-term debt securities. However, the Federal Fund may have less risk than the Money Fund because the Money Fund has a broader scope of investments.

    The Money Fund is exposed to greater credit risk due to its broader scope of investments. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, therefore, impact the Money Fund's performance.

    The Federal Fund may not invest in foreign securities. The Money Fund may invest up to 25% of its assets in U.S. dollar denominated obligations of foreign branches of U.S. or foreign banks. Investing in foreign securities typically involves more risks than investing in U.S. securities, and may include, among others, country risks (e.g., social and economic instability), the possibility of imposition of exchange controls, expropriation, restrictions on the removal of currency or other assets, nationalization of assets and punitive taxes. To the extent that the Money Fund takes advantage of its greater flexibility to invest in foreign securities, it may be exposed to the additional risks associated with foreign investments.

     Both the Federal Fund and the Money Fund are subject to income risk. The Federal Fund and the Money Fund can only distribute what they earn; therefore, the Federal Fund's and the Money Fund's distributions to shareholders may decline when interest rates fall. Because the Federal Fund and the Money Fund, through their respective master fund, limit their investments to high-quality, short-term securities, the Federal Fund and the Money Fund will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

    The Federal Fund and the Money Fund, through their respective master funds, typically invest substantially all of their assets in debt securities. Prices of debt securities typically move in the opposite direction of changes in interest rates, subjecting the Federal Fund and the Money Fund to interest rate risk. Generally, a rise in interest rates will cause debt securities prices to fall. Conversely, in a falling interest rate market, debt securities prices can be expected to rise. In addition, debt securities with longer maturities generally will react to changes in interest rates to a greater extent as compared to debt securities with shorter maturities.

    For more information about the risks of the Funds, see the section "What are the principal risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Policies."

  WHO MANAGES THE FUNDS?

    The management of the business and affairs of the Federal Fund and the Money Fund is the responsibility of their respective boards of directors. The Federal Fund was organized as a California corporation on April 8, 1980. The Money Fund was organized as a California corporation on November 7, 1975. Both Funds are open-end, registered management investment companies, commonly referred to as "money market mutual funds." The Federal Fund and the Money Fund are feeder funds in master fund/feeder fund structures whereby each feeder fund invests all its assets solely in shares of its respective master fund. USG Portfolio is the master fund for the Federal Fund. Money Portfolio is the master fund for the Money Fund.

    Advisers manages both USG Portfolio and Money Portfolio, and, consequently, indirectly manages the assets of both the Federal Fund and the Money Fund. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management solutions managed by its Franklin, Templeton, Mutual Series and Fiduciary Trust investment teams. Together, Advisers and its affiliates serve as investment manager or administrator to [___] registered investment companies, with approximately [___] U.S.-based funds or series. Resources has more than $[___] billion in assets under management as of [______]. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     The Portfolios have individual investment management agreements with Advisers under which each Portfolio pays Advisers an investment management fee equal to an annual rate of 0.15% (15 basis points) of the value of the Portfolio's average daily net assets. For the fiscal year ended June 30, 2005, USG Portfolio and Money Portfolio paid Advisers $148,458 and $8,798,240, respectively, in investment management fees.

     Advisers also serves as administrator for each Fund. Each Fund pays Advisers a monthly fee equal to an annual rate of :

   o 91/200 of 1% for the first $100 million of its average daily net assets;
   o 33/100 of 1% of its average daily net assets over $100 million up to and including $250 million; and
   o 7/25 of 1% of its average daily net assets in excess of $250 million.

  WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE REORGANIZATION?

    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Money Fund shares after the Reorganization. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of the Money Fund.

                FEE TABLE FOR FEDERAL FUND SHARES AND
                          MONEY FUND SHARES


                                        ACTUAL+          PROJECTED++
                                --------------------   ---------------
                                                          MONEY FUND
                                  FEDERAL     MONEY         SHARES
                                   FUND       FUND          AFTER
                                  SHARES      SHARES     REORGANIZATION
                               ------------ ----------  -----------------

SHAREHOLDER TRANSACTION
  EXPENSES*
Maximum Sales Charge
(as a percentage of Offering
  Price)                           None        None         None


ANNUAL FUND OPERATING
  EXPENSES**

(as a percentage of average
  daily net assets)
                                  0.59%
Management Fees***                             0.45%       0.43%
                                  0.24%
Other Expenses                                 0.21%       0.21%
                               -----------  ----------  ----------
                               -

Total Annual Fund Operating
  Expenses                        0.83%        0.66%       0.64%
                                ----------  ----------  ----------
---------------
  + Information for the Funds is provided for their fiscal year ended June 30, 2005.
++ Projected expenses based on current and anticipated Money Fund expenses and include the estimated costs of the Reorganization that are anticipated to total approximately $182,150, which will be borne as follows: 25% by each Fund and 50% by Advisers. For more details, see the section "Who will pay the expenses of the Reorganization?" below.
* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
** The annual Fund operating expenses shown above and included in the example below reflect the expenses of both a Fund and its respective Portfolio.
*** For the fiscal year ended June 30, 2005, the manager of USG Portfolio had agreed in advance to limit its fees. With this limitation, management fees of the Portfolio were 0.13% and total annual Fund operating expenses were 0.81%. Advisers may end this arrangement at any time upon notice to the Federal Fund's board of directors.


EXAMPLE

    This example can help you compare the cost of investing in Federal Fund shares with the cost of investing in Money Fund shares, both before and after the Reorganization. It assumes:

    o  You invest $10,000 for the periods shown;

    o  Your investment has a 5% return each year;

    o  The Fund's operating expenses remain the same; and

    o  You sell your shares at the end of the periods shown.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                 -------- -------- -------- ---------



If you sell your shares at the end
  of the period:
                                    $ 85   $ 265   $ 460   $ 1,025
    Federal Fund shares
                                    $ 67   $ 211   $ 368    $ 822
    Money Fund shares

    Projected Money Fund shares
      (after Reorganization)        $ 65   $ 205   $ 357    $ 798

------------------

  HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

    The performance of the Funds as of December 31, 2005, is shown below:

                    AVERAGE ANNUAL TOTAL RETURNS


FUND                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------  -------- -------- -------- --------

  Federal Fund shares               2.32%  1.05%    1.52%    3.13%

  Money Fund shares                 2.57%  1.29%    1.81%    3.44%

------------------

 As described more fully below under "Reasons for the Reorganization," the Federal Fund Board reviewed and considered the Funds' relative average annual returns and the reasons for the differences in performance.

  WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT
  THE FUNDS?

    The Money Fund Prospectus (enclosed as Exhibit B) contains financial information about the Money Fund and performance information as of the calendar year ended December 31, 2004 under the heading "Performance." The Prospectus dated November 1, 2005, as supplemented to date, for the Federal Fund (the "Federal Fund Prospectus") contains financial information about the Federal Fund including financial performance for the past five fiscal years under the heading "Financial Highlights" and performance information as of the calendar year ended December 31, 2004 under the heading "Performance." The Federal Fund's and the Money Fund's Semi-Annual Report to Shareholders for the six months ended on December 31, 2005 each contain more financial information about each Fund. These documents are available free of charge upon request (see the section "Further Information about the Funds"). Current yield information for both Funds may be obtained by calling 1-800/DIAL BEN(R).

      The following financial highlights for the Money Fund for the five years ended June 30, 2005 have been derived from the financial statements audited by PricewaterhouseCoopers LLP. The financial highlights for the six months ended December 31, 2005 are unaudited.

                        FINANCIAL HIGHLIGHTS

                         FRANKLIN MONEY FUND

----------------------------------------------------------------------
                      SIX
                      MONTHS
                      ENDED
                     DECEMBER
                     31, 2005            YEAR ENDED JUNE 30,
----------------------------------------------------------------------
                    (UNAUDITED)  2005    2004    2003    2002    2001
----------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
(for a share
 outstanding
 throughout the
 period)
Net asset value,
 beginning of           $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
 period
                     -------------------------------------------------
Income from
investment
  operations - net      0.015   0.015   0.004   0.010   0.021   0.054
  investment
  income
Less distributions
 from net              (0.015) (0.015) (0.004) (0.010) (0.021) (0.054)
 investment income
                     -------------------------------------------------
Net asset value,        $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
end of period
                     =================================================

Total returna           1.52%   1.55%   0.44%   0.93%   2.16%   5.59%

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
period   (000's)     $1,557,18$1,446,0$1,615,8$1,956,9$2,095,9$2,255,111
Ratios to average
 net assets:
 Expenses/b            0.69%/c  0.66%   0.66%   0.62%   0.62%   0.63%
 Expenses net of
  waiver and           0.69%/c  0.66%   0.65%   0.62%   0.61%   0.62%
  payments by
  affiliateb
Net investment          3.04%   1.53%   0.44%   0.93%   2.16%   5.51%
 income

aTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
bThe expense ratio includes the Money Fund's share of Money
Portfolio's allocated expenses.
cAnnualized.

  WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

    The Funds use the following service providers:

    CUSTODY SERVICES.    Bank of New York, Mutual Funds Division,
100 Church Street, New York, NY 10286, acts as the custodian of the securities and other assets of each Fund.

    SHAREHOLDER SERVICING AND TRANSFER AGENCY SERVICES.    Each Fund
utilizes the services of Franklin Templeton Investor Services, LLC ("Investor Services") as the shareholder servicing agent, transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Resources.

    ADMINISTRATIVE SERVICES.    Advisers, a direct, wholly-owned
subsidiary of Resources, and investment manager to both Portfolios, provides certain administrative facilities and services to each Fund.

    DISTRIBUTION SERVICES.    Franklin Templeton Distributors, Inc.
("Distributors") acts as the principal underwriter in the continuous public offering of each Fund's shares.

     PURCHASES AND REDEMPTIONS.    Procedures for the purchase,
exchange and redemption of each Fund's shares are identical. You may refer to the Money Fund Prospectus under the section entitled "About Your Account" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Money Fund's shares.

    The Money Fund shares are offered on a continuous basis by the Money Fund and may be purchased at their NAV in accordance with the terms stated in the Money Fund Prospectus. The Money Fund requires a minimum initial investment of $1,000 for regular accounts and lesser amounts for certain retirement accounts, certain accounts opened as gifts to minors or broker-dealer sponsored wrap accounts. For more information, please see the section "Your Account--Buying Shares" in the Money Fund Prospectus.

    No sales charges or redemption fees will be applicable to Money Fund shares received by Fund shareholders in connection with the Reorganization.

    Shares of each Fund may be exchanged for shares of other funds within the Franklin Templeton funds, subject to certain limitations, as provided in the applicable prospectus. Shares of each Fund may be exchanged for shares of other Franklin Templeton funds generally on any day the Funds are open for business.

    You may sell (redeem) your shares at any time. Shares of a Fund may be redeemed at the NAV per share next determined after receipt of a proper request for redemption in accordance with the terms stated in the Money Fund Prospectus.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of the Money Fund, and information regarding market timing restrictions on such shares, are outlined in the Money Fund Prospectus under the heading "Your Account." The accompanying the Money Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

    DIVIDENDS AND DISTRIBUTIONS.    Each Fund typically declares and
pays income dividends each day that its net asset value is calculated. The Funds do not pay "interest." The amount of any dividends will vary and there is no guarantee a Fund will pay dividends.

    For more information on the Money Fund's reinvestment program, see "Distribution Options" in the Money Fund Prospectus. For more information about the Federal Fund's reinvestment program, see
"Distribution Options" in the Federal Fund Prospectus.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Money Fund, see the Money Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in the Federal Fund, see the Federal Fund Prospectus under the heading "Distributions and Taxes."

                     REASONS FOR THE TRANSACTION

    The Federal Fund Board has recommended that Federal Fund shareholders approve the merger. The Federal Fund was created at a time that interest rates and inflation were higher than today's levels and the government guarantee of the portfolio securities in which the Federal Fund, through USG Portfolio, invested was perceived as a valuable attribute for a money market fund. During the 1990's, interest rates and inflation decreased. The Federal Fund's assets have been declining since that time. The Federal Fund Board is recommending approval of the Reorganization in order to combine the Federal Fund with a larger fund that has similar investment goals and policies, lower expenses and historically stronger absolute performance over the past one-, three-, five- and ten-year periods.

    Meetings of the Federal Fund Board were held on February 28, 2006 and on May 10, 2006 to consider the proposed Reorganization. The directors who are not interested persons of the Federal Fund ("Independent directors") and the Federal Fund Board have been advised on this matter by independent counsel to the Independent directors.

    The Federal Fund Board requested and received from Advisers written materials containing relevant information about the Money
Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

    The Federal Fund Board considered the potential benefits and costs of the Reorganization to the Federal Fund's shareholders. The Federal Fund Board reviewed detailed information about: (1) the investment goals and policies of the Money Fund and Money Portfolio; (2) the portfolio management of the Money Fund and Money Portfolio; (3) the comparability of the investment goals, strategies, policies, restrictions and investments of the Federal Fund and USG Portfolio with those of the Money Fund and Money Portfolio; (4) the comparative short-term and long-term investment performance of the Money Fund and the Federal Fund; (5) the current expense ratios of the Money Fund and the Federal Fund; (6) the expenses related to the Reorganization; and (7) the anticipated tax consequences of the Reorganization to the Federal Fund and its shareholders.

    In reviewing the Federal Fund's performance over the one-year, three-year, five-year and ten-year periods, the Federal Fund Board noted that the Money Fund had better longer-term performance, as demonstrated by the Funds' record of comparative performance at NAV over the one-, three-, five- and ten-year periods. In reviewing the Funds' relative performance, the Federal Fund Board also reviewed and considered each Fund's relative performance as measured against other investment companies in each Fund's peer group selected by Lipper Analytical Services, Inc., an independent organization.

    The Federal Fund Board also considered that the Money Fund is significantly larger than the Federal Fund and has a considerably lower total operating expense ratio as compared to the Federal Fund, and, therefore, shareholders of the Federal Fund should benefit from the expected reduced expense ratios and greater economies of scale as a result of the Reorganization.

    The Federal Fund Board considered the anticipated federal tax consequences of the merger of the Federal Fund with and into the Money Fund. The Federal Fund Board considered that the merger would be taxable to Federal Fund shareholders; however, because the Federal Fund, as a money market fund, maintains a stable net asset value of $1 per share, the board took into account the fact that there should be no material adverse federal tax consequences to Federal Fund shareholders.

    Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Federal Fund Board, including all of the Independent directors, concluded that the merger is in the best interests of the Federal Fund and that no dilution of value would result to the shareholders of the Federal Fund from the merger. The Federal Fund Board approved the Agreement and recommended that shareholders of the Federal Fund vote to approve the Agreement to effect the merger of the Federal Fund with and into Money Fund in connection with the Reorganization.

    The board of directors of the Money Fund concluded that the merger is in the best interests of the Money Fund and that no dilution of value would result to the shareholders of the Money
Fund from the merger.

    FOR THE REASONS DISCUSSED ABOVE, THE FEDERAL FUND BOARD
UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE AGREEMENT.

                INFORMATION ABOUT THE REORGANIZATION

    This is only a summary of the Agreement and the Reorganization. You should read the actual Agreement, which is attached as Exhibit A, for more complete information about the merger.

  HOW WILL THE REORGANIZATION BE CARRIED OUT?

    If the shareholders of the Federal Fund approve the Agreement, the Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The Federal Fund and the Money Fund will determine a specific date, called the "closing date," for the actual Reorganization to take place. If the shareholders of the Federal Fund do not approve the Agreement, the Reorganization will not take place, and the Federal Fund will continue to operate as a separate investment company and the Federal Fund Board will consider other appropriate courses of action.

    Because of the master fund/feeder fund structure of the Federal Fund and the Money Fund, the Reorganization will be accomplished in several steps, which include changes at both the feeder fund and master fund levels. The Reorganization will be accomplished in the following steps, assuming shareholder approval of the Agreement. First, the Federal Fund will merge with and into the Money Fund, which will result in the Money Fund owning shares of USG
Portfolio. Immediately after the merger, the Money Fund will use the shares of USG Portfolio that were held by the Federal Fund immediately prior to the merger to purchase in-kind additional Money Portfolio shares. Promptly, following such purchase, USG Portfolio will liquidate and dissolve and transfer its portfolio securities to Money Portfolio. The reorganization of USG Portfolio (of which the Federal Fund is the only shareholder) with and into Money Portfolio may be structured in different ways to accomplish the same result and the structure described above may change. However, any such change is not expected to materially effect the merger, the costs or expenses to be borne by Federal Fund shareholders or the federal tax consequences of the Reorganization.

    Shareholders of the Federal Fund will receive shares of the Money Fund in connection with the Reorganization. Both Funds strive to maintain a stable net asset value of $1.00 per share, so that shareholders of the Federal Fund should receive the same number of Money Fund shares as they hold of Federal Fund shares immediately prior to the effective date and time of the merger. Shareholders of the Federal Fund will receive any dividends declared and paid by the Federal Fund on the date that the merger is effective. The stock transfer books of the Federal Fund will be permanently closed as of [2:00 p.m.], Pacific Time, on the closing date.

    To the extent permitted by law, the Federal Fund and the Money Fund may agree to amend the Agreement without shareholder approval. If any amendment is made to the Agreement that would have a material adverse effect on shareholders, the Federal Fund expects that such change will be submitted to the affected shareholders for their approval.

    The completion of the Reorganization is subject to various conditions, including:

    o The Money Fund's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall be pending or threatened by the SEC (and not withdrawn or terminated); and

    o the shareholders of the Federal Fund shall have approved the Agreement, which is an integral part of the Reorganization.

    The Agreement, and the Reorganization, may be abandoned at any time before or after the approval of the shareholders of the Federal Fund if the Federal Fund and the Money Fund agree to abandon the Agreement and/or the Reorganization.

  WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

    The expenses resulting from the Reorganization, including the costs of the proxy solicitation, will be borne one-quarter by each of the Funds and the remaining one-half by Advisers. Such expenses include the customary expenses incurred in the reorganizations of mutual funds, including printing and mailing costs, professional fees and solicitation costs. It is anticipated that these customary expenses will be approximately $182,200; however, any unforeseen or extraordinary expenses would increase the costs of completing the Reorganization.

  WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

     It is anticipated that the Reorganization will not be tax-free, but, rather, will be taxable to Federal Fund shareholders. Because these Funds are money market funds and strive to maintain a constant net asset value, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, the Reorganization, while taxable, will result in no material adverse federal income tax consequences to (i) the Federal Fund and its shareholders, and (ii) the Money Fund and its shareholders.

     FOR EXAMPLE:   Assume a Fund shareholder owns 5,300 shares in
     the Federal Fund and receives in exchange the same number of shares in the Money Fund. In that case, the Federal Fund shareholder would have a tax basis in Federal Fund shares exchanged equal to $5,300 (based on a $1 net asset value/share for Federal Fund shares surrendered) and the amount realized by the shareholder in the Reorganization would equal $5,300 (based on a $1 net asset value/share for Money Fund shares received). Therefore, the Federal Fund shareholder would have $-0- gain or loss ($5,300 amount realized less $5,300 tax basis), although the Reorganization may be reportable on the shareholder's federal income tax return.

     While the Reorganization is in the form of a reorganization, the Money Fund fails to satisfy the continuity of business enterprise requirement necessary for there to be a tax-free reorganization. "Continuity of business enterprise" requires, in this case, that the Money Fund either continue the Federal Fund's historic business or use a significant portion of the Federal Fund's historic business assets in a business. Under Treasury Regulations, the Money Fund is treated as holding all of the businesses and assets of those subsidiaries in which the Money Fund owns at least 80% of the shares. After the Reorganization, the Federal Fund's assets will be held by Money Portfolio, and it is anticipated that the Money Fund will own less than 80% of Money Portfolio's shares because Money Portfolio has other feeder funds in addition to the Money Fund. Accordingly, continuity of business enterprise is not preserved by reason of the in-kind purchase by the Money Fund of additional shares in Money Portfolio using shares of USG Portfolio received pursuant to the Agreement. As of May 1, 2006, the Money Fund owned 24.3% of Money Portfolio's outstanding shares and this percentage is not expected to materially increase as a result of the Reorganization or otherwise.

     Because the Federal Fund is a money market fund and strives to maintain a constant net asset value, the Federal Fund has either none or nominal tax basis capital loss carryovers that would be adversely affected by the Reorganization.

     It is anticipated that shareholders of the Federal Fund, who become shareholders of the Money Fund after the merger, will not have materially different state tax liabilities with respect to their holding of Money Fund shares. The Federal Fund generally limits its investments to obligations of the U.S. government, whereas, the Money Fund does not have the same limit with respect to its investments. Normally, investing in obligations of the U.S. government, as is the case with the Federal Fund, results in state tax benefits to fund shareholders. However, because the Federal Fund invests in U.S. government securities only indirectly by investing in shares of USG Portfolio, the Federal Fund does not believe that any of its distributions are exempt from state and local taxes.

     You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization or that could exist with respect to owning shares of the Money Fund rather than the Federal Fund.

  WHAT SHOULD I KNOW ABOUT MONEY FUND SHARES?

    The Money Fund shares will be distributed to shareholders of the Federal Fund and generally will have the same legal characteristics as the shares of the Federal Fund with respect to such matters as voting rights, assessibility and transferability. Both Funds are organized as California corporations.

  WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE
  CAPITALIZATION BE AFTER THE REORGANIZATION?

    The following table sets forth, as of December 31, 2005, the capitalization of the Federal Fund and the Money Fund. The table also shows the projected capitalization of the Money Fund as adjusted to give effect to the proposed Reorganization as of such date. The capitalization of the Money Fund is likely to be different when the Reorganization is consummated.



                                                                 MONEY FUND -
                                                 PRO FORMA     PROJECTED AFTER
                    FEDERAL FUND   MONEY FUND   ADJUSTMENTS TO  REORGANIZATION
                    (UNAUDITED)   (UNAUDITED)   CAPITALIZATION   (UNAUDITED)
----------------   -------------  -----------   -------------- ---------------

Net assets         $98,123,375    $1,557,180,785    (91,075)*   $1,655,213,085


otal shares
 outstanding        98,123,375     1,557,214,925      --         1,655,338,300

Net asset value
 per share         $      1.00    $         1.00      --        $         1.00

------------------
* The adjustments reflect the estimated Reorganization-related expenses that will be borne by the Funds.

       COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

    This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds and the Portfolios in which they invest. The investment goals and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the approval of the lesser of: (i) a majority of the outstanding shares of that Fund; or (ii) 67% or more of the shares present at a meeting of shareholders of such Fund at which the holders of more than 50% of the outstanding shares are present or represented by proxy. The Federal Fund and USG Portfolio have a fundamental policy to limit their investments to specific obligations, as described below. The Money Fund and the Portfolios also have fundamental investment policies with respect to diversification and ratings categories of some investments, as described below. Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.

    For a complete description of the Money Fund's investment policies and risks, you should read the Money Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request. A more complete description of the Federal Fund's investment goals and policies can be found in the Federal Fund Prospectus and SAI of the Federal Fund, dated November 1, 2005, as may be supplemented from time to time (the "Federal Fund SAI").

  ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT
  GOALS, STRATEGIES AND POLICIES OF THE FUNDS?

    The investment goals and policies of the Funds are substantially similar. Both Funds seek to obtain as high a level of current income as is consistent with capital preservation and liquidity.
Both Funds also try to maintain a stable $1 share price.

     The Federal Fund seeks to achieve its investment goal by investing all of its assets in shares of USG Portfolio, which has the same investment goal and investment policies as the Federal Fund. The investment goal of USG Portfolio also is fundamental and may not be changed without shareholder approval. As a fundamental policy, USG Portfolio may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities that are issued or guaranteed by the U.S. Treasury. It is the Federal Fund's present policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities.

     The Money Fund seeks to achieve its investment goal by investing all of its assets in shares of Money Portfolio, which has the same investment goal and investment policies as the Money Fund. The investment goal of Money Portfolio also is fundamental and may not be changed without shareholder approval. Under normal market conditions, the Money Fund invests, through Money Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Money Fund's investments include bank obligations and instruments secured by bank obligations, such as fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances; commercial paper; repurchase agreements; and U.S. government securities. The Money Fund may also invest in municipal securities, U.S. dollar denominated foreign securities and illiquid investments.

    Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities, through their respective Portfolios, with remaining maturities of 397 days or less, and that Advisers determines present minimal credit risks and that are rated in the top two short-term ratings by Rating Agencies or securities that are unrated and deemed to be of similar quality.

  HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS
  DIFFER?

    Set forth below is a description of the main differences between the Funds' and Portfolios' fundamental investment policies or restrictions. Each Portfolio's investment restrictions are generally the same as its respective feeder funds' investment restrictions, except as indicated below and as necessary to reflect a Fund's policy to invest all of its assets in shares of its respective Portfolio. The following is only a summary of such differences and is qualified in its entirety by references to: (i) the Money Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement; (ii) the SAI related to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered to be a part of this Prospectus/Proxy Statement;
(iii) the Federal Fund Prospectus; and (iii) the Federal Fund SAI. Information on how to obtain copies of the Federal Fund Prospectus and the Federal Fund SAI can be found in "Further Information About the Funds" below.

    BORROWING: Each of the Federal Fund and USG Portfolio may not borrow money, except for temporary or emergency purposes in amounts up to 5% its total assets. Each of the Money Fund and Money
Portfolio may not borrow money, except for temporary or emergency purposes in amounts up to 10% of its total assets.

    LOANS: The Funds and Portfolios may not make loans to other persons except that each may lend its portfolio securities, may purchase debt securities, including loan participations and corporate loans, and may enter into repurchase agreements.

    DIVERSIFICATION: The Money Fund and the Portfolios each: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. The Federal Fund does not have a diversification limitation as a fundamental restriction similar to that described above for the Money Fund and the Portfolios; however, because the Federal Fund invests all of its assets in USG Portfolio, which has a fundamental investment restriction relating to diversification, the Federal Fund is indirectly subject to this limitation.

     In addition, the Funds and Portfolios are all subject to the diversification requirements imposed on money market mutual funds by the rules of the SEC, which, to some extent, are more restrictive than some of the Funds' or the Portfolios' other policies or investment restrictions. With respect to diversification, the money market mutual fund procedures require that the Funds and the Portfolios each not invest more than 5% of its total assets in the securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Funds and the Portfolios each also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Money Fund and the Portfolios, except to the extent that the Money Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Money Fund.

     COMMODITIES: The Funds and the Portfolios may not invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that they may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with their stated investment policies.

     CONCENTRATION: The Money Fund and the Portfolios may not invest more than 25% of their assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. The prohibition does not apply where the policies of the Money Fund or the Portfolios described in their respective Prospectuses specify otherwise and does not apply to the Money Fund investing all its assets in Money Portfolio. The Federal Fund does not have a fundamental restriction for concentration similar to that described above for the Money Fund and the Portfolios; however, because the Federal Fund invests all of its assets in USG Portfolio, which has a fundamental investment restriction with respect to concentration, the Federal Fund is indirectly subject to this limitation. In addition, the Federal Fund and USG Portfolio are limited to investments in obligations issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities and stripped securities.

    OTHER RESTRICTIONS: The Funds and the Portfolios may not purchase securities on margin or sell securities short. The Funds and the Portfolios also may not act as an underwriter except to the extent that a Fund or Portfolio may be deemed to be an underwriter when disposing of securities that it owns or when selling its own shares.

  WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN
  THE FUNDS?

    Investments in the Federal Fund and the Money Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. The achievement of the Funds' investment goals depends upon market conditions, generally, and on the portfolio managers' analytical and portfolio management skills.

    INCOME RISK. Since a Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall. Because each Fund, through its respective Portfolio, limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

    INTEREST RATE RISK. Each Portfolio typically invests a significant or substantial portion of its assets in debt securities. Prices of debt securities typically move in the opposite direction of changes in interest rates. Generally, a rise in interest rates will cause debt securities prices to fall. Conversely, in a falling interest rate market, debt securities prices can be expected to rise. In addition, debt securities with longer maturities generally will react to changes in interest rates to a greater extent as compared to debt securities with shorter maturities.

    CREDIT RISK. The Money Fund is exposed to credit risk through its investments in debt securities. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, therefore, impact fund performance. Because the Federal Fund is limited to investing in obligations issued or guaranteed by the U.S. government, the Federal Fund is not subject to similar credit risk.

    FOREIGN SECURITIES RISK. The Federal Fund may not invest in foreign securities. The Money Fund may invest up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. To the extent that the Money Fund takes advantage of its greater flexibility to invest in foreign securities, it may be exposed to the special risks associated with foreign investments. To the extent that the Money Fund invests in foreign securities, the Money Fund could be subject to increased risks associated with unfavorable exchange rates, unstable political and economic developments, restrictive trading practices, lack of information and limited trading markets.

    ILLIQUID SECURITIES RISK. The Federal Fund does not invest in illiquid securities. The Money Fund may invest up to 10% of its net assets in illiquid securities. A larger holding of illiquid securities may make it more difficult for the Money Fund to obtain reliable market prices with which to value its portfolio securities. When there is little or no active trading market for specific types of securities, it may become more difficult to sell the securities at or near their perceived value. In the event that the Money Fund liquidates these types of securities in such a market, it may not get the full value of the assets.

                 FURTHER INFORMATION ABOUT THE FUNDS

    Information about the Money Fund is included in the Money Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about the Money Fund is included in its current SAI, which is incorporated into the Money Fund Prospectus and also into the SAI relating to this Prospectus/Proxy Statement. The Money Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2005 and the Money Fund's Semi-Annual Report to Shareholders for the six months ended December 31, 2005 contain more financial information about the Money Fund and are incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.

    Information about the Federal Fund is included in the current Federal Fund Prospectus dated November 1, 2005, as supplemented to date, which is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement. Additional information about the Federal Fund is also included in the Federal Fund SAI. The Federal Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2005, and the Federal Fund's Semi-Annual Report to Shareholders for the six months ended December 31, 2005, contain more financial information about the Federal Fund, including the Federal Fund's financial performance for the past five years, under the heading "Financial Highlights."

    The documents described above for the Federal Fund and the Money Fund have been filed with the SEC and you may request a free copy of these documents and other information by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to the respective Funds at P.O. Box 997151, Sacramento, CA 95899-9983.

    For more information with respect to the Money Fund or the Federal Fund concerning the following topics, please refer to the following sections of the Prospectus for each Fund: (i) see "Performance" for more information about the performance of either Fund; (ii) see "Management" for more information about the investment adviser of a Portfolio and information about regulatory matters; (iii) see "Account Policies" for more information about the pricing of shares of a Fund; and (iv) see "Distributions and Taxes" for more information about a Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of a Fund.

    The Money Fund and the Federal Fund also file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

    The following is only a discussion of certain principal differences between the organization of each Fund, and is not a complete description of the Funds' organizational documents. Further information about each Fund's current corporate structure is contained in the Federal Fund's registration statement and organizational documents and in relevant State law.

    COMPARISON OF CAPITAL STRUCTURES. The Federal Fund was organized as a California corporation pursuant to Articles of Incorporation dated April 7, 1980, as amended and supplemented to date (the "Federal Fund Charter"). The Money Fund was also organized as a California corporation pursuant to Articles of Incorporation dated November 4, 1975, as amended and supplemented to date ((the "Money Fund Charter") and, together with the Federal Fund Charter and each Fund's By-Laws, each, a "Governing Document" and, collectively, the "Governing Documents").

    The Federal Fund is authorized to issue five billion shares of common stock, no par value. The Money Fund is authorized to issue five billion shares of common stock, par value $0.10 per share. The Federal Fund and the Money Fund may each issue fractional shares. The Federal Fund shares and Money Fund shares, when issued in accordance with their terms, are fully paid and nonassessable and have no preference, preemptive, conversion or subscription rights.

    Pursuant to SEC staff interpretation, Federal Fund and Money Fund shareholders have no dissenters' rights. As shareholders of an open-end fund, shareholders of each Fund are entitled to have the Federal Fund or the Money Fund redeem their shares any time at the NAV next computed on any business day such Fund is open for business (subject to any conditions or limitations described in the applicable Prospectus).

    COMPARISON OF VOTING RIGHTS. Shareholders of a California corporation, such as the Funds, are entitled to vote on, among other things, the election of directors and those matters that effect fundamental changes in the entity's corporate structure (such as a merger, consolidation or sale of all or substantially all of the assets of the corporation), as provided by the California General Corporation Law (the "CA GCL"). The Funds' By-laws give shareholders the power to vote with respect to certain amendments to the By-laws. In addition, the 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the selection of auditors (under certain circumstances); approval of investment advisory agreements and plans of distribution; and amendments to policies, goals or restrictions deemed to be fundamental. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote. Shareholders of the Funds may be entitled to cumulative voting in the election of members of their respective boards of directors.

    Former Federal Fund shareholders, as holders of Money Fund shares, will have the same voting rights as they currently have as Federal Fund shareholders. The organizational structures in the Governing Documents have identical record date parameters for determining shareholders entitled to notice of a shareholder meeting and to vote at a meeting. Both the Federal Fund and the Money Fund are authorized to issue only one series of shares.

    REDEMPTION OF FUND SHARES.   Because the Funds are open-end
funds, they must redeem their shares at the next computed NAV when offered by its shareholders for redemption, provided that such redemption request complies with the applicable provisions set forth in such Fund's Governing Documents and Prospectus.

    MEETINGS OF SHAREHOLDERS.   The By-Laws of each Fund permit, but
do not require, annual meetings of shareholders in any given year unless a Fund is required to hold such a meeting pursuant to the 1940 Act. In addition, the By-Laws permit special meetings of shareholders, which may be called for any purpose at any time by a Fund's board of directors, President, or Chairman of the Board, or by written request submitted by shareholders owning not less than 10% of all of the outstanding shares of a Fund entitled to vote at such meeting.

    QUORUM. Each Fund's By-Laws require a majority of shareholders entitled to vote at a meeting of shareholders to be present in person or by proxy in order to constitute a quorum.

    INSPECTION RIGHTS. Each Fund's Governing Document provides certain inspection rights to shareholders of its books and records.

                         VOTING INFORMATION

  HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT?

    A majority of the Federal Fund's shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at the Meeting. Approval of the Agreement requires the affirmative vote of a majority of the outstanding shares entitled to vote. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Federal Fund held as of the close of business on the Record Date. If sufficient votes to approve the Agreement are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

    Broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are not expected at the Meeting.

  HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You can vote in any one of the following ways:

    o  By mail, with the enclosed proxy card.

    o  In person at the Meeting.

    o By telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

    A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to the Federal Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Agreement and in accordance with the views of management upon any unexpected matters that may properly come before the Meeting or any adjournment of the Meeting.

  WHAT IF MY SHARES ARE HELD BY MY BROKER OR NOMINEE?

    If your Fund shares are held in a brokerage account, it is likely that your broker is the shareholder of record and maintains your Fund shares for your beneficial interest. Such shares are commonly referred to as being held in "street name." The Federal Fund expects that before the Meeting, broker-dealer firms holding Federal Fund shares in street name will request voting instructions from their customers and beneficial owners. If you want to vote in person at the Meeting those shares for which you are the beneficial owner and that are held in street name by a broker-dealer or other nominee, you will need to obtain a "Legal Proxy" from your broker-dealer or nominee and present it to the Inspector of Election at the Meeting.

  CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to the Federal Fund expressly revoking your proxy, by signing and forwarding to the Federal Fund a later-dated proxy card, or by attending the Meeting and voting in person. As indicated above, if your shares are held by your broker, you will need to obtain a "Legal Proxy" from your broker and present it to the Inspector of Election at the Meeting in order to vote in person at the Meeting.

  WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Federal Fund Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Federal Fund Board is not aware of any other matters to be brought before the Meeting by others. If any other matter properly comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

  WHO IS ENTITLED TO VOTE?

    Shareholders of record of the Federal Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there
were [                     ] outstanding shares of the Federal
Fund.

  WHAT OTHER SOLICITATIONS WILL BE MADE?

    The Federal Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of record of the Federal Fund's shares. The Federal Fund reimburses broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Federal Fund and Advisers and its affiliates, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The Federal Fund has engaged The Altman Group to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out of pocket expenses, of approximately $10,500. The costs of any such solicitation and of any adjourned session will be borne one-quarter by each Fund and one-half by Advisers.

  ARE THERE DISSENTERS' RIGHTS?

    Pursuant to SEC staff interpretation, Federal Fund shareholders have no dissenters' rights if they vote against the Agreement. As shareholders of an open-end fund, shareholders are entitled to have the Federal Fund redeem their shares any time at the NAV next computed on any business day the Federal Fund is open for business (subject to any conditions or limitations described in the Federal Fund Prospectus). If shareholders approve the Agreement and the Reorganization is completed, after the closing date you may redeem your Money Fund shares or exchange them for shares of other funds in Franklin Templeton Investments on any business day. Redemptions and exchanges for Federal Fund shares or Money Fund shares are subject to the terms contained in each Fund's respective Prospectus.

                     PRINCIPAL HOLDERS OF SHARES

    As of the Record Date, the officers and directors of the Federal Fund, as a group, owned of record and beneficially [less than 1%] of the outstanding shares of the Federal Fund. In addition, as of the Record Date, the officers and directors of the Money Fund, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of the Money Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of the Federal Fund or of the Money Fund.


                                                        PERCENTAGE (%)
NAME AND ADDRESS                               FUND       OF FUND
---------------------------------------------------------------------
                                                            []%

* [to be confirmed] Completion of the Reorganization is not expected to result in any material change in the above person's ownership of the then outstanding shares of the Money Fund.

                             ADJOURNMENT

    The holders of a majority of the shares present (in person or by proxy) entitled to vote at the Meeting and properly cast upon the question of adjourning the Meeting may adjourn the Meeting to another date and time, whether or not a quorum is present. Such authority to adjourn the Meeting may be used in the event that a quorum is not present at the Meeting or, in the event that a quorum is present but sufficient votes have not been received to approve the Proposal, or for any other reason consistent with California state law and the Federal Fund's Charter and By-laws, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Federal Fund on questions of adjournment.

By Order of the Board of Directors,

----------------------
KAREN L. SKIDMORE, SECRETARY

June [___], 2006

                              GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT--Investment Company Act of 1940, as amended.

DISTRIBUTORS--Franklin Templeton Distributors, Inc., One Franklin
Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.

ADVISERS--Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for each Portfolio and administrator for each Fund.

FRANKLIN TEMPLETON FUNDS--Include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual
Recovery Fund. They do not include the funds in the Franklin
Templeton Variable Insurance Products Trust.

FRANKLIN TEMPLETON INVESTMENTS--Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management solutions managed by its Franklin, Templeton, Mutual Series and Fiduciary Trust investment teams.

INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend paying agent.

NET ASSET VALUE (NAV)--The value of a fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES--Franklin Resources, Inc., headquartered at One Franklin Parkway, San Mateo, CA 94403-1906, a publicly owned global investment management organization operating as Franklin Templeton Investments.

SAI--Statement of Additional Information.

SEC--U.S. Securities and Exchange Commission.

SECURITIES DEALER--A financial institution that (i) either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with each Fund or (ii) executes purchase or sale transactions of Fund shares on behalf of its clients. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S.--United States.

               EXHIBITS TO PROSPECTUS/PROXY STATEMENT


Exhibit
--------

   A  Form of Agreement of Merger between Franklin Federal Money
      Fund and Franklin Money Fund (attached)

      Prospectus of Franklin Money Fund, dated November 1, 2005,
   B  as supplemented to date (enclosed)




EXHIBIT A

                               FORM OF

                         AGREEMENT OF MERGER

                               BETWEEN

                     FRANKLIN FEDERAL MONEY FUND
                     (A CALIFORNIA CORPORATION)

                                 AND

                         FRANKLIN MONEY FUND
                     (A CALIFORNIA CORPORATION)

AGREEMENT OF MERGER entered into on [______ __, 2006] by FRANKLIN FEDERAL MONEY FUND and FRANKLIN MONEY FUND, as approved by the
Board of Directors of each of said corporations:

1. Franklin Federal Money Fund, which is a corporation incorporated in the State of California, and which is sometimes hereinafter referred to as the "disappearing corporation," shall be merged with and into Franklin Money Fund, which is a corporation incorporated in the State of California, and which is sometimes hereinafter referred to as the "surviving corporation."

2. The separate existence of the disappearing corporation shall cease upon the Effective Date (as defined below) of the merger in accordance with the provisions of the General Corporation Law of the State of California.

3. The surviving corporation shall continue in existence under its present name, Franklin Money Fund, pursuant to the provisions of the General Corporation Law of the State of California.

4. The Articles of Incorporation of the surviving corporation upon the Effective Date of the merger shall be the Articles of Incorporation of said surviving corporation and shall continue in full force and effect until amended and changed in the manner prescribed by the provisions of the General Corporation Law of the State of California.

5. The bylaws of the surviving corporation upon the Effective Date of the merger shall be the bylaws of said surviving corporation and shall continue in full force and effect until changed, altered or amended as therein provided and in the manner prescribed by the provisions of the General Corporation Law of the State of California.

6. The directors and officers in office of the surviving corporation upon the Effective Date of the merger shall continue to be the directors and officers of the surviving corporation, all of whom shall hold their directorships and offices until the election, choice, and qualification of their respective successors or until their tenure is otherwise terminated in accordance with the bylaws of the surviving corporation.

7. Each issued share (or fraction thereof) of the disappearing corporation shall, upon the Effective Date of the merger, be converted into an equivalent number of shares of the surviving corporation. The issued shares of the surviving corporation shall not be converted or exchanged in any manner or any consideration be paid therefor, but each said share which is issued as of the Effective Date of the merger shall continue to represent one issued share of the surviving corporation.

8. The Agreement of Merger herein entered into and approved shall be submitted to the shareholders entitled to vote thereon of the disappearing corporation for their approval or rejection in the manner prescribed by the provisions of the General Corporation Law of the State of California.

9. Pursuant to Section 1201(b) of the General Corporation Law of the State of California, the Agreement of Merger will not be submitted to the shareholders of the surviving corporation for their approval or rejection, as the shareholders of the surviving corporation immediately before the merger will own, immediately after the merger, equity securities, other than any warrant or right to subscribe to purchase those equity securities, of the surviving corporation possessing more than five-sixths of the voting power of the surviving corporation.

10. In the event that this Agreement of Merger shall have been approved by the shareholders entitled to vote of the disappearing corporation in the manner prescribed by the provisions of the General Corporation Law of the State of California, the disappearing corporation and the surviving corporation hereby agree that they will cause to be executed and filed and/or recorded any document or documents prescribed by the laws of the State of California, and that they will cause to be performed all necessary acts therein and elsewhere to effectuate the merger.

11.   The merger shall become effective at [2:00 p.m.] (Pacific
Time) on [August 31], 2006 (the "Effective Date").

12. Notwithstanding the approval of the Agreement of Merger herein provided for by the shareholders of the disappearing corporation entitled to vote, the merger may be abandoned by either the surviving corporation or disappearing corporation, or both.


                      [Signature Page Follows]
      IN WITNESS WHEREOF, Franklin Federal Money Fund, a California corporation and Franklin Money Fund, a California corporation, have caused this Agreement to be signed in their respective names and on their respective behalves by their respective presidents and witnessed by their respective secretaries on [________] [__], 2006.


                                    FRANKLIN FEDERAL MONEY FUND
                                    (a California corporation)
WITNESS:

____________________________        By:________________________________
Karen L. Skidmore, Secretary           Rupert H. Johnson, Jr., President



                                    FRANKLIN MONEY FUND
                                    (a California corporation)
WITNESS:

____________________________        By:________________________________
Karen L. Skidmore, Secretary           Rupert H. Johnson, Jr., President




                    OTHER DOCUMENTS INCLUDED WITH
                   THIS PROXY STATEMENT/PROSPECTUS

o Prospectus of the Money Fund dated November 1, 2005, as previously filed via EDGAR, is incorporated into this filing by reference to the Money Fund's (File No. 002-55029) filing under Rule 497 (Accession No. 0000038778-05-000018) filed
      November 4, 2005 and to the additional Rule 497 filing (Accession No. 0000225375-06-000006) filed on April 28, 2006.


                 STATEMENT OF ADDITIONAL INFORMATION
                                 FOR
                         FRANKLIN MONEY FUND

                        DATED JUNE [19], 2006

                             Merger of:

                     FRANKLIN FEDERAL MONEY FUND

                            with and into

                         FRANKLIN MONEY FUND

This Statement of Additional Information ("SAI") relates specifically to the proposed statutory merger of Franklin Federal
Money Fund (the "Federal Fund") with and into Franklin Money Fund
(the "Money Fund").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

      1. Statement of Additional Information of the Money Fund, dated November 1, 2005 as previously filed via EDGAR is incorporated herein by reference to the Money Fund's filing under Rule 497 [Accession No. 0000038778-05-000018] filed November 4, 2005 and will be mailed to any Shareholder who requests this SAI.

      2. Annual Report of the Money Fund for the fiscal year ended June 30, 2005 as previously filed via EDGAR is incorporated herein by reference to the Money Fund's
           N-CSR [Accession No. 0000038778-05-000010] filed August 29, 2005 and will be mailed to any Shareholder who requests this SAI.

      3. Semi-Annual Report of the Money Fund for the period ended December 31, 2005 as previously filed via EDGAR is incorporated herein by reference to the Money Fund's
           N-CSR [Accession No. 0001022804-06-000009] filed February 28, 2006 and will be mailed to any Shareholder who requests this SAI.

     4. Annual Report of the Federal Fund for the fiscal year ended June 30, 2005 as previously filed via EDGAR is incorporated herein by reference to the Federal Fund's N-CSR [Accession No.0000316403-05-000021] filed August 29, 2005 and will be mailed to any Shareholder who requests this SAI.

     5. Semi-Annual Report of the Federal Fund for the period ended December 31, 2005 as previously filed via EDGAR is incorporated herein by reference to the Federal Fund's N-CSR [Accession No. 0001022804-06-000013] filed February 28, 2006 and will be mailed to any Shareholder who requests this SAI.

       This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated June [19], 2006, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to the Money Fund at P.O. Box
997151, Sacramento, CA 95899-9983.


























            PLEASE DETACH AT PERFORATION BEFORE MAILING.
--------------------------------------------------------------------
PROXY                                                         PROXY
                    FRANKLIN FEDERAL MONEY FUND
         SPECIAL SHAREHOLDERS' MEETING - AUGUST [15], 2006

The undersigned  hereby revokes all previous  proxies for his or her shares
and  appoints  [                      ],  and each of them,  proxies of the
undersigned with full power of substitution to vote all shares of Franklin Federal Money Fund (the "Federal Fund") that the undersigned is entitled to vote at the Federal Fund's Meeting to be held at One Franklin Parkway, San Mateo, California 94403-1906, on August [15], 2006 at 2:00 p.m., Pacific Time, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FEDERAL FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE MERGER OF THE FEDERAL FUND AND FRANKLIN MONEY FUND PURSUANT TO THE AGREEMENT OF MERGER WITH FRANKLIN MONEY FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXY HOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXY HOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.


                                    VOTE VIA THE INTERNET:
                                    WWW.FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE:
                                    [                   ]
                                    CONTROL NUMBER:

                                    Note: Please sign exactly as
                                    your name appears on the
                                    proxy. If signing for estates,
                                    trusts or corporations, your
                                    title or capacity should be
                                    stated. If shares are held
                                    jointly, each holder must sign.


                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Signature (if held jointly)

                                    -----------------------------------
                                    Date


                   (Continued on the other side)

               EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                 PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY





















            PLEASE DETACH AT PERFORATION BEFORE MAILING.
------------------------------------------------------------------------------


THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

Please mark votes as in this example:  [X]

                                                 FOR      AGAINST     ABSTAIN

1.  To approve an Agreement of Merger
    between Franklin Federal Money Fund and       []        []          []
    Franklin Money Fund that provides for
    the merger of Franklin Federal Money Fund with and into Franklin Money Fund.


                                                 GRANT    WITHHOLD    ABSTAIN
2.  To grant the proxy holders the authority
    to vote upon any other business (including
    adjournment), not currently                   []        []          []
    contemplated, which may properly come
    before the Meeting or any adjournments
    thereof.




            IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.



                              FRANKLIN MONEY FUND
                                   FORM N-14

                                    PART C
                               OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to its Articles of Incorporation, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, and Administration and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 16. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1)   Copies of the charter of the Registrant as now in effect;

      (a)  Articles of Incorporation dated November 4, 1975
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (b) Certificate of Amendment to Articles of Incorporation dated February 12, 1980
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

      (a)  By-Laws
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (b)  Amendment to By-Laws dated November 17, 1987
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (c)  Amendment to By-Laws dated October 27, 1994
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

      (d)  Amendment dated October 10, 2002 to the By-Laws of
           Franklin Money Fund
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

      (e)  Amendment dated May 12, 2004 to the By-Laws of Franklin
           Money Fund
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

      Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

      (a) Form of Agreement of Merger is filed herewith as Exhibit A to the Proxy Statement/Prospectus contained in Part A of this Registration Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

      (a)  Specimen of Stock Certificate

           Not Applicable

      (b)  Articles of Incorporation

           FIFTH Section

      (c)  By-Laws

           ARTICLE II; ARTICLE VII, ARTICLE VIII, Sections 1-2 and 4-5,
           ARTICLE IX, Section 1

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (a) Administration Agreement between the Registrant and Franklin Advisers, Inc., dated August 1, 1994
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 31, 1995

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (a) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated April 23, 1995
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 002-55029
            Filing Date: August 31, 1995

      (b) Amendment dated January 12, 1999 of Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. dated April 23, 1995
           Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2000

      (c) Forms of Dealer Agreements between Franklin Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

      Not Applicable

(9)   Copies of all custodian agreements and depository contracts under
      Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

      (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1996

      (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1997

      (c) Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 21, 1998

      (d) Amendment dated August 15, 2005 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

      (e) Amended and Restated Foreign Custody Manager Agreement between the Registration and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 2001

      (f) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 29, 1996

     (g)   Amendment dated August 15, 2005 to Schedule 1 of the
           Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

      (h)  Amendment dated May 20, 2005, to Schedule 2 of the
           Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
           Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 30, 2005

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

      Not Applicable

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

      (a)  Opinion and Consent of Counsel dated August 17, 1998
           Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: August 21, 1998

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

      To be filed by post-effective amendment.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

      Not Applicable

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

      (a) Consent of Independent Registered Public Accounting Firm for Franklin Money Fund and The Money Market Portfolios

(15)  All financial statements omitted pursuant to Item 14(a)(1);

      Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

      (a)  Power of Attorney for Franklin Money Fund dated May 12, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

      (b)  Power of Attorney for The Money Market Portfolios dated May 12, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 002-55029
           Filing Date: October 27, 2004

(17)       Any additional exhibits which the Registrant may wish to file;

      Not Applicable

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 19th day of May, 2006.

                                          FRANKLIN MONEY FUND
                                          (Registrant)

                                          By: /s/ DAVID P. GOSS
                                                David P. Goss
                                                Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Director and Chief Executive
Rupert H. Johnson, Jr.              Officer - Investment Management
                                    Dated: May 19, 2006

JIMMY D. GAMBILL*                   Chief Executive Officer-
Jimmy D. Gambill                    Finance and Administration
                                    Dated: May 19, 2006

GALEN VETTER*                       Chief Financial Officer
Galen Vetter                        Dated: May 19, 2006

HARRIS J. ASHTON*                   Director
Harris J. Ashton                    Dated: May 19, 2006

ROBERT F. CARLSON*                  Director
Robert F. Carlson                   Dated: May 19, 2006

S. JOSEPH FORTUNATO*                Director
S. Joseph Fortunato                 Dated: May 19, 2006

CHARLES B. JOHNSON*                 Director
Charles B. Johnson                  Dated: May 19, 2006

FRANK W.T. LAHAYE*                  Director
Frank W.T. LaHaye                   Dated: May 19, 2006

GORDON S. MACKLIN*                  Director
Gordon S. Macklin                   Dated: May 19, 2006


*By /s/ DAVID P. GOSS
    David P. Goss - Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)


                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of The Money Market Portfolios, in the City of San Mateo and the State of California, on the 19th day of May, 2006.


                               THE MONEY MARKET PORTFOLIOS

                               By:   /s/ DAVID P. GOSS
                                     David P. Goss
                                     Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*           Trustee, Chief Executive
Rupert H. Johnson, Jr.            Officer-Investment Management
                                  Dated: May 19, 2006

JIMMY D. GAMBILL*                 Chief Executive
Jimmy D. Gambill                  Officer-Finance and
                                  Administration
                                  Dated: May 19, 2006

GALEN VETTER*                     Chief Financial Officer
Galen Vetter                      Dated: May 19, 2006

HARRIS J. ASHTON*                 Trustee
Harris J. Ashton                  Dated: May 19, 2006

ROBERT F. CARLSON*                Trustee
Robert F. Carlson                 Dated: May 19, 2006

S. JOSEPH FORTUNATO*              Trustee
S. Joseph Fortunato               Dated: May 19, 2006

CHARLES B. JOHNSON*               Trustee
Charles B. Johnson                Dated: May 19, 2006

FRANK W. T. LAHAYE*               Trustee
Frank W. T. LaHaye                Dated: May 19, 2006

GORDON S. MACKLIN*                Trustee
Gordon S. Macklin                 Dated: May 19, 2006

 *By /s/ DAVID P. GOSS
     David P. Goss - Attorney-in-Fact
     (Pursuant to Powers of Attorney previously filed)

                              FRANKLIN MONEY FUND
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.               DESCRIPTION                              LOCATION

EX-99.(1)(a)       Articles of Incorporation dated             *
                   November 4, 1975

EX-99.(1)(c)       Certificate of Amendment to Articles        *
                   of Incorporation

EX-99.(2)(a)       By-Laws                                     *

EX-99.(2)(b)       Amendment to By-Laws dated November         *
                   17, 1987

EX-99.(2)(c)       Amendment to By-Laws dated October 27,      *
                   1994

EX-99.(2)(d)       Amendment dated October 10, 2002 to         *
                   the By-Laws of Franklin Money Fund

EX-99.(2)(e)       Amendment dated May 12, 2004 to the         *
                   By-Laws of Franklin Money Fund

EX-99.(6)(a)       Administration Agreement between the        *
                   Registrant and Franklin Advisers, Inc.
                   dated August 1, 1994

EX-99.(7)(a)       Amended and Restated Distribution           *
                   Agreement between the Registrant and
                   Franklin Templeton Distributors, Inc.,
                   dated April 23, 1995

EX-99.(7)(b)       Amendment dated January 12, 1999 of         *
                   Amended and Restated Distribution
                   Agreement between the Registrant and
                   Franklin Templeton Distributors, Inc.
                   dated April 23, 1995

EX-99.(7)(c)       Forms of Dealer Agreements between          *
                   Franklin Templeton Distributors, Inc.,
                   and Securities Dealers dated November
                   1, 2003

EX-99.(9)(a)       Master Custody Agreement between the        *
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(b)       Amendment dated May 7, 1997 to the          *
                   Master Custody Agreement dated
                   February 16, 1996 between Registrant
                   and Bank of New York

EX-99.(9)(c)       Amendment dated February 27, 1998 to        *
                   the Master Custody Agreement between
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(d)       Amendment dated August 15, 2005 to          *
                   Exhibit A of the Master Custody
                   Agreement between Registrant and Bank
                   of New York dated February 16, 1996

EX-99.(9)(e)       Amended and Restated Foreign Custody        *
                   Manager Agreement between the
                   Registration and Bank of New York made
                   as of May 16, 2001

EX-99.(9)(f)       Terminal Link Agreement between the         *
                   Registrant and Bank of New York dated
                   February 16, 1996

EX-99.(9)(g)       Amendment dated August 15, 2005 to          *
                   Schedule 1 of the Amended and Restated
                   Foreign Custody Manager Agreement
                   between the Registrant and Bank of New
                   York

EX-99 (9)(h)       Amendment dated May 20, 2005, to            *
                   Schedule 2 of the Amended and Restated
                   Foreign Custody Manger Agreement
                   between the Registrant and Bank of New
                   York

EX-99.(11)(a)      Opinion and Consent of Counsel dated        *
                   August 17, 1998

EX-99.(14)(a)      Consent of Independent Registered        Attached
                   Public Accounting Firm for Franklin
                   Money Fund and The Money Market
                   Portfolios

EX-99.(16(a)       Power of Attorney for Franklin Money        *
                   Fund dated May 12, 2004

EX-99.(16)(b)      Power of Attorney for The Money Market      *
                   Portfolios dated May 12, 2004

*Incorporated by reference